VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
Virtus Small-Cap Sustainable Growth Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under "Sales Charges" on page 81 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled "Intermediary Sales Charge Discounts and Waivers;" and (iv) under "Alternative Purchase Arrangements" on page 87 of the fund’s statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND		Class A	Class C	Class I	Class T
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.38%	0.38%	0.38%	0.38%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.54%	2.29%	1.29%	1.54%
Less: Expense Reimbursement	[3]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2],[3]	1.51%	2.26%	1.26%	1.51%
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, taxes, brokerage commissions, unusual or infrequently occurring expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.25% for Class I Shares and 1.50% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	720	1,031	1,363	2,302
Class C	Sold	329	712	1,222	2,623
Class I	Sold	128	406	705	1,554
Class T	Sold	400	721	1,066	2,036

Expense Example, No Redemption - VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	720	1,031	1,363	2,302
Class C	Held	229	712	1,222	2,623
Class I	Held	128	406	705	1,554
Class T	Held	400	721	1,066	2,036

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund pursues long-term capital appreciation in the small market capitalization sector while seeking to incur less risk than the small-cap market. The fund invests in a select group of small market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a sustainable competitive advantage and able to grow over an extended period of time. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of June 27, 2016, the market capitalization range of companies included in the Russell 2000® Index over the past three years was $5.5 million to $11.3 billion. Generally, the fund invests in approximately 20 to 35 securities at any given time.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>     Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     Growth Stocks Risk.  The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>     Limited Number of Investments Risk.  The risk that the fund's portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund's portfolio than would a fund holding a greater number of securities.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Small Market Capitalization Companies Risk.  The risk that the fund's investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	22.90%	Worst Quarter:	Q4/2008:	-28.17%	Year to date (3/31/17):	5.93%

Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND	Average Annual Total Returns	1 Year	5 Years	10 Years
Class A	Return Before Taxes	16.86%	13.93%	8.18%
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	16.02%	12.91%	7.68%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.09%	11.01%	6.59%
Class C	Return Before Taxes	23.09%	14.03%	8.00%
Class I	Return Before Taxes	24.25%	15.58%	9.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.